INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details) - Revenue [Member]		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A [Member]
Concentration Risk [Line Items]
Percentage		35.00%	40.00%	38.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage		12.00%	13.00%	9.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage	[1]	14.00%	6.00%	14.00%
Customer One [Member]
Concentration Risk [Line Items]
Percentage		5.00%	6.00%	7.00%
Customer Two [Member]
Concentration Risk [Line Items]
Percentage		9.00%		7.00%

[1]	Represents sales to two different customers accounted for 5% and 9% of sales during 2016, to one customer accounted for 6% of sales during 2015 and to two different customers accounted for 7% each during 2014.